[LOGO OF USAA]
   USAA(R)

                   USAA LONG-TERM Fund

                                    [GRAPHIC OF USAA LONG-TERM FUND]

        A n n u a l   R e p o r t

--------------------------------------------------------------------------------
      MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "
                                            AS THE GEOPOLITICAL
[PHOTO OF CHRISTOPHER W. CLAUS]             UNCERTAINTY UNWINDS,
                                       WE AT USAA EXPECT THE ECONOMY
                                        TO REGAIN SOME MOMENTUM ....
                                                    "
--------------------------------------------------------------------------------

          At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

          American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

          As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

          Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

          Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

          income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

          At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace-without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

          Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

          Sincerely,

          /s/ Christopher W. Claus

          Christopher W. Claus
          President and Vice Chairman of the Board

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

          FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

          MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

          SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

  INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                 1

  FINANCIAL INFORMATION

    Distributions to Shareholders                                           11

    Independent Auditors' Report                                            12

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       29

    Financial Statements                                                    30

    Notes to Financial Statements                                           33

  DIRECTORS' INFORMATION                                                    42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA LONG-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

          Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

          Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

                                                            3/31/03                   3/31/02
Net Assets                                              $2,246.1 Million           $2,092.6 Million
Net Asset Value Per Share                                   $13.83                      $13.11
Tax-Exempt Dividends Per Share Last 12 Months               $0.665                      $0.702
Capital Gain Distributions Per Share Last 12 Months            -                           -

               30-DAY SEC YIELD* AS OF 3/31/03

     30-DAY SEC YIELD                                        3.90%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

          NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDING MARCH 31, 2003

                TOTAL RETURN     =     DIVIDEND RETURN    +    PRICE CHANGE
10 YEARS            6.01%        =         5.77%          +        0.24%
5 YEARS             5.30%        =         5.54%          +       -0.24%
1 YEAR             10.76%        =         5.27%          +        5.49%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2003

                    [CHART]

                TOTAL RETURN    DIVIDEND RETURN     CHANGE IN SHARE PRICE
03/31/1994      2.36%               5.56%                 -3.20%
03/31/1995      5.07                6.23                  -1.16
03/31/1996      7.88                6.26                   1.62
03/31/1997      6.51                6.13                   0.38
03/31/1998     12.04                6.14                   5.90
03/31/1999      4.98                5.55                  -0.57
03/31/2000     -2.95                5.46                  -8.41
03/31/2001     11.35                6.17                   5.18
03/31/2002      3.03                5.27                  -2.24
03/31/2003     10.76                5.27                   5.49

                 [END CHART]

          TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                  USAA LONG-TERM         LIPPER GENERAL MUNICIPAL
                      FUND                  DEBT FUNDS AVERAGE
                  --------------         ------------------------
3/31/1994             6.23%                        5.69%
3/31/1995             6.03                         5.40
3/31/1996             6.03                         5.16
3/31/1997             5.95                         5.11
3/31/1998             5.55                         4.69
3/31/1999             5.49                         4.49
3/31/2000             5.93                         4.73
3/31/2001             5.53                         4.54
3/31/2002             5.34                         4.45
3/31/2003             4.81                         4.09

                               [END CHART]

          THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/94 TO 3/31/03.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA
           LONG-TERM     LEHMAN BROTHERS MUNICIPAL   LIPPER GENERAL MUNICIPAL  LIPPER GENERAL MUNICIPAL
             FUND            BOND INDEX                DEBT FUNDS AVERAGE          DEBT FUNDS INDEX
           ---------     -------------------------   ------------------------  ------------------------
Mar-93    $10000.00          $10000.00                   $10000.00                 $10000.00
Apr-93     10120.50           10100.77                    10108.50                  10105.96
May-93     10181.68           10157.49                    10163.27                  10159.07
Jun-93     10381.42           10327.34                    10340.07                  10338.24
Jul-93     10379.51           10340.61                    10338.91                  10332.53
Aug-93     10599.04           10556.02                    10566.98                  10565.05
Sep-93     10715.39           10676.40                    10692.28                  10686.90
Oct-93     10733.29           10696.92                    10712.52                  10704.27
Nov-93     10635.09           10602.49                    10602.81                  10596.57
Dec-93     10838.02           10826.34                    10816.80                  10808.75
Jan-94     10965.84           10950.04                    10936.55                  10928.11
Feb-94     10710.52           10666.45                    10656.84                  10660.35
Mar-94     10236.33           10232.00                    10188.32                  10214.41
Apr-94     10269.02           10318.89                    10222.58                  10248.16
May-94     10339.33           10408.20                    10315.90                  10338.49
Jun-94     10236.64           10344.54                    10249.08                  10273.22
Jul-94     10384.86           10534.30                    10430.84                  10450.41
Aug-94     10422.76           10570.81                    10458.64                  10483.66
Sep-94     10251.96           10415.74                    10288.37                  10321.36
Oct-94     10007.98           10230.80                    10091.71                  10124.08
Nov-94      9747.39           10045.56                     9875.93                   9915.87
Dec-94      9979.14           10266.70                    10119.55                  10156.34
Jan-95     10314.28           10560.25                    10425.64                  10465.05
Feb-95     10649.23           10867.38                    10738.09                  10777.23
Mar-95     10754.98           10992.28                    10837.99                  10876.74
Apr-95     10758.03           11005.25                    10839.64                  10876.74
May-95     11110.03           11356.42                    11176.61                  11224.16
Jun-95     10982.13           11257.17                    11053.61                  11098.34
Jul-95     11047.00           11363.66                    11124.86                  11170.56
Aug-95     11171.49           11507.88                    11246.00                  11297.86
Sep-95     11260.15           11580.58                    11315.40                  11369.08
Oct-95     11464.40           11748.93                    11492.38                  11549.25
Nov-95     11693.30           11944.13                    11716.00                  11779.29
Dec-95     11833.05           12058.77                    11852.15                  11914.53
Jan-96     11876.45           12149.88                    11911.43                  11971.86
Feb-96     11767.67           12067.82                    11824.59                  11885.25
Mar-96     11602.06           11913.66                    11640.22                  11702.93
Apr-96     11566.32           11879.87                    11588.07                  11653.50
May-96     11579.55           11875.34                    11597.76                  11660.99
Jun-96     11722.74           12004.77                    11709.93                  11769.07
Jul-96     11838.76           12113.38                    11814.81                  11870.48
Aug-96     11842.34           12110.66                    11811.35                  11864.06
Sep-96     12038.76           12279.92                    11985.66                  12045.10
Oct-96     12188.75           12418.70                    12116.46                  12179.18
Nov-96     12401.10           12646.17                    12329.44                  12392.50
Dec-96     12362.03           12592.77                    12280.21                  12340.81
Jan-97     12376.37           12616.61                    12279.16                  12339.00
Feb-97     12501.14           12732.46                    12387.13                  12447.43
Mar-97     12357.07           12562.60                    12230.06                  12293.87
Apr-97     12464.60           12667.90                    12332.43                  12399.64
May-97     12664.61           12858.57                    12509.06                  12577.67
Jun-97     12803.13           12995.54                    12656.27                  12726.52
Jul-97     13158.66           13355.46                    13037.79                  13108.24
Aug-97     13045.21           13230.26                    12888.96                  12959.09
Sep-97     13245.24           13387.14                    13047.35                  13121.95
Oct-97     13326.75           13473.42                    13134.16                  13209.02
Nov-97     13433.28           13552.77                    13210.83                  13284.41
Dec-97     13645.68           13750.38                    13419.86                  13499.70
Jan-98     13774.70           13892.18                    13550.18                  13629.48
Feb-98     13788.42           13896.40                    13544.74                  13629.30
Mar-98     13844.20           13908.77                    13550.93                  13643.59
Apr-98     13739.47           13846.02                    13469.23                  13560.65
May-98     13977.59           14065.05                    13687.72                  13780.73
Jun-98     14045.05           14120.56                    13736.06                  13830.18
Jul-98     14079.04           14155.86                    13759.88                  13857.25
Aug-98     14314.59           14374.59                    13973.31                  14073.24
Sep-98     14480.29           14553.79                    14139.50                  14240.29
Oct-98     14411.08           14553.49                    14084.32                  14188.35
Nov-98     14447.18           14604.48                    14129.78                  14236.02
Dec-98     14460.88           14641.29                    14153.50                  14260.96
Jan-99     14573.75           14815.36                    14309.60                  14416.61
Feb-99     14504.19           14750.80                    14222.18                  14335.23
Mar-99     14533.17           14771.02                    14226.82                  14341.27
Apr-99     14557.43           14807.82                    14264.08                  14381.23
May-99     14459.91           14722.14                    14155.83                  14278.59
Jun-99     14269.29           14510.35                    13915.48                  14052.38
Jul-99     14280.83           14563.15                    13937.80                  14077.86
Aug-99     14062.78           14446.39                    13758.17                  13910.17
Sep-99     14012.74           14452.43                    13718.25                  13874.07
Oct-99     13818.95           14295.85                    13505.13                  13681.12
Nov-99     13891.04           14447.90                    13635.67                  13811.41
Dec-99     13731.88           14340.20                    13494.51                  13679.96
Jan-00     13615.73           14277.74                    13379.55                  13570.25
Feb-00     13804.41           14443.68                    13564.68                  13762.43
Mar-00     14103.90           14759.25                    13877.02                  14064.10
Apr-00     14002.64           14672.06                    13782.47                  13967.59
May-00     13921.41           14595.73                    13677.15                  13873.98
Jun-00     14292.94           14982.50                    14030.71                  14231.41
Jul-00     14508.84           15190.98                    14227.59                  14429.83
Aug-00     14736.66           15425.09                    14452.71                  14657.04
Sep-00     14657.35           15344.84                    14362.22                  14565.94
Oct-00     14809.98           15512.28                    14507.55                  14717.64
Nov-00     14949.21           15629.64                    14598.44                  14815.30
Dec-00     15395.07           16015.81                    14976.58                  15197.99
Jan-01     15413.17           16174.50                    15076.30                  15311.38
Feb-01     15553.37           16225.79                    15140.18                  15382.83
Mar-01     15702.78           16371.21                    15270.92                  15512.06
Apr-01     15377.99           16193.81                    15056.32                  15294.51
May-01     15578.11           16368.19                    15222.33                  15469.45
Jun-01     15740.90           16477.71                    15347.35                  15598.35
Jul-01     16051.85           16721.78                    15595.63                  15844.09
Aug-01     16335.80           16997.22                    15877.33                  16129.09
Sep-01     16149.80           16940.21                    15743.38                  15996.12
Oct-01     16356.16           17142.04                    15913.46                  16163.11
Nov-01     16212.94           16997.53                    15744.01                  15998.05
Dec-01     16062.41           16836.72                    15567.65                  15828.66
Jan-02     16288.10           17128.76                    15804.85                  16075.04
Feb-02     16504.61           17335.12                    15996.77                  16270.07
Mar-02     16180.19           16995.41                    15695.06                  15961.01
Apr-02     16496.61           17327.58                    15967.62                  16251.00
May-02     16608.00           17432.87                    16063.32                  16352.05
Jun-02     16760.48           17617.21                    16219.27                  16509.13
Jul-02     16980.23           17843.78                    16412.34                  16720.57
Aug-02     17205.76           18058.29                    16569.68                  16884.91
Sep-02     17649.34           18453.81                    16908.51                  17245.26
Oct-02     17288.58           18147.89                    16546.20                  16878.64
Nov-02     17207.68           18072.47                    16488.44                  16816.26
Dec-02     17621.20           18453.81                    16852.83                  17193.98
Jan-03     17553.33           18407.05                    16751.95                  17087.65
Feb-03     17868.23           18664.39                    17001.38                  17348.21
Mar-03     17921.82           18675.55                    16971.75                  17319.77

                               [END CHART]

           DATA FROM 3/31/93 THROUGH 3/31/03.

        SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

        NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

          The graph on page 4 illustrates the comparison of a $10,000 investment in the USAA Long-Term Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                 o The Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

                 o The Lipper General Municipal Debt Funds Average, an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]           Robert R. Pariseau, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

          Your USAA Long-Term Fund provided a total return of 10.76% versus an average of 8.30% for the 291 funds in the Lipper General Municipal Debt Funds category for the year ended March 31, 2003. This compares to a 9.89% return for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.81%, well above the 4.09% of the Lipper category average.

          REFER TO PAGE 5 FOR THE LIPPER AVERAGE AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX DEFINITIONS.

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA LONG-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL NATIONAL LONG-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 3/31/03:
          287 FUNDS IN THE LAST THREE YEARS, 246 FUNDS IN THE LAST FIVE YEARS, AND 113 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL NATIONAL LONG-TERM BOND FUNDS, THE USAA LONG-TERM FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS FOR THE THREE, FIVE-, AND 10-YEAR PERIODS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

[LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]  [LOGO OF LIPPER LEADER]
     TOTAL RETURN           CONSISTENT RETURN          TAX EFFICIENCY             EXPENSE

          Lipper named the Fund a Lipper Leader for total return, consistent return, tax efficiency, and expense within the Lipper General Municipal Debt Funds category for the three-year period ending March 31, 2003.

                                    * * * * *

           THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL LONG-TERM BOND FUND CATEGORY
             (287 FUNDS IN CATEGORY) FOR THE PERIOD ENDING MARCH 31, 2003.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THIS PERIOD?

          Interest rates have fallen for most of the period because of the struggling U.S. economy. Despite the Federal Reserve Board's

          LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY RELATIVE TO PEERS AS OF MARCH 31, 2003.
          LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF MARCH 31, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

          THE USAA LONG-TERM FUND IN LIPPER'S GENERAL MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 250 FUNDS, FOR 5 YEARS AMONG
          211 FUNDS, AND FOR 10 YEARS AMONG 95 FUNDS FOR TOTAL RETURN; FOR
          3 YEARS AMONG 231 FUNDS, FOR 5 YEARS AMONG 191 FUNDS, AND FOR 10 YEARS AMONG 73 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 249 FUNDS, FOR 5 YEARS AMONG 211 FUNDS, AND FOR 10 YEARS AMONG 95 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 253 FUNDS, FOR 5 YEARS AMONG 211 FUNDS, AND FOR 10 YEARS AMONG 95 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY On The Fund

          (the Fed's) efforts to stimulate growth, a sustained recovery has yet to take hold. Last November, the Fed cut the federal funds rate (the rate charged by banks for overnight loans) one-half of one percent to 1.25% - the lowest in decades.

          Following the equity bubble of the mid-1990s, municipals have received new respect for their steady income, relative safety, and price stability. Municipals were the top-performing asset class for the three-year period ending March 31, 2003, and were near the top during the last 12 months, according to Lehman Brothers.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

          The Fund remains fully invested in a well-diversified portfolio of long-term investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. Adjustments in strategy have also helped performance during the last three years. I reduced the weighted average maturity and reduced exposure to industrial development revenue bonds while increasing average credit quality. As the economy improves, I intend to purchase selected medium-grade securities (BBB- and A-rated) at attractive yields.

HOW HAVE STATE BUDGET DEFICITS AFFECTED THE PORTFOLIO?

          Defaults or even serious credit problems are unusual for traditional investment-grade municipal securities. The majority of municipal bonds provides essential public services and enjoys broad public support. Nonetheless, USAA's team of analysts closely monitors the financial outlook of the Fund's securities. Also, a significant portion (69%) of the portfolio is rated AAA or AA.

WHAT IS THE OUTLOOK?

          A sustained economic recovery has eluded the Fed, despite its cuts in short-term rates. Recently, growth in consumer spending has shown ominous signs of deterioration, and the employment picture is not getting brighter. Fortunately, inflationary pressures are benign.

 . . . C O N T I N U E D
========================--------------------------------------------------------

          By historical measures, short-term rates are low compared to long-term rates. Consequently, they may increase more than long-term rates when the Fed begins to raise rates. If so, longer maturities could perform relatively well and pay considerably higher income than short-term issues. Because Fed action seems months away, investors may do well to bide their time.

TAXABLE EQUIVALENT YIELDS

To match the USAA Long-Term Fund's closing 30-day SEC yield of 3.90%,
and assuming marginal federal tax rates of:    27.00%   30.00%   35.00%  38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:            5.34%    5.57%    6.00%   6.35%

          The table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

          SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

               PORTFOLIO RATINGS MIX
                     3/31/03

                 [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                       48%
AA                                        19%
BBB                                       14%
A                                         13%
BB                                         4%
Cash Equivalents                           2%

                                [END PIE CHART]

          The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA and BBB account for 0.3% and 1.3%, respectively, of the Fund's investments and are included in their appropriate categories above.

          PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-28.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA LONG-TERM FUND

          The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

          USAA LONG-TERM FUND:

          We have audited the accompanying statement of assets and liabilities of USAA Long-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

          We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Long-Term Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                         /S/ ERNST & YOUNG LLP

          San Antonio, Texas
          May 2, 2003

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                   of INVESTMENTS

USAA LONG-TERM FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          (ETM)    Escrowed to final maturity.
          (PRE)    Prerefunded to a date prior to maturity.
          (LOC)    Enhanced by a bank letter of credit.
          (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
          (NBGA)   Enhanced by a nonbank guarantee agreement.
          (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LONG-TERM FUND
March 31, 2003

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

          COP      Certificate of Participation
          EDC      Economic Development Corp.
          GO       General Obligation
          IDA      Industrial Development Authority/Agency
          IDB      Industrial Development Board
          IDC      Industrial Development Corp.
          IDRB     Industrial Development Revenue Bond
          ISD      Independent School District
          MFH      Multifamily Housing
          MLO      Municipal Lease Obligation
          MTA      Metropolitan Transportation Authority
          PCRB     Pollution Control Revenue Bond
          RB       Revenue Bond
          SFH      Single-Family Housing

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
March 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (95.0%)

             ALABAMA (3.5%)
  $ 8,000    Courtland IDRB, Series 1994                       5.90%     2/01/2017    $   8,105
    9,410    Jefferson County Sewer Revenue Capital
              Improvement Warrants, Series 2002D (INS)         5.25      2/01/2024        9,829
             Marshall County Health Care Auth. RB,
    1,000     Series 2002A                                     6.25      1/01/2022        1,069
    1,150     Series 2002A                                     5.75      1/01/2032        1,172
    1,500     Series 2002D                                     5.75      1/01/2032        1,529
             Parks System Improvement Corp. GO,
    7,670     Series 2001C                                     5.00      6/01/2020        8,007
    7,805     Series 2001C                                     5.00      6/01/2021        8,098
   10,250    Prattville IDB RB, Series 1998                    5.30      9/01/2028        9,566
             Public School and College RB,
   15,000     Series 1999A (INS)                               5.50      9/01/2029       15,844
    4,140     Series 2001A                                     5.00      2/01/2020        4,313
   11,000    Univ. of Alabama at Birmingham Hospital
              RB, Series 2000A (INS)                           5.88      9/01/2031       11,926

             ALASKA (0.2%)
    4,095    Municipality of Anchorage GO,
              Series 2001A (INS)                               5.00      6/01/2019        4,289

             ARIZONA (0.4%)
    2,195    Phoenix GO, Series 2002B                          5.00      7/01/2021        2,295
    5,500    School Facilities Board RB, Series 2002           5.25      7/01/2018        5,993

             CALIFORNIA (0.3%)
             Los Angeles Unified School District GO,
    3,000     Series 2003A (INS)                               5.25      7/01/2019        3,259
    3,000     Series 2003A (INS)                               5.25      7/01/2020        3,235

             COLORADO (2.4%)
   11,000    Denver City and County COP (MLO),
              Series 2000B (INS)                               5.50     12/01/2025       11,737
             Denver Health and Hospital Auth. RB,
    9,500     Series 1998A                                     5.38     12/01/2028        8,868
    1,000     Series 2001A                                     6.00     12/01/2023        1,016
    1,650     Series 2001A                                     6.00     12/01/2031        1,664

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
March 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
  $12,900    Health Facilities Auth. Hospital RB,
              Series 1993 (Rocky Mountain
              Adventist Healthcare)                            6.63%     2/01/2013    $  13,230
    4,000    Health Facilities Auth. Insured RB,
              Series 2002A (Covenant Retirement
              Communities, Inc.) (INS)                         5.50     12/01/2027        4,096
   11,480    Summit County Sports Facilities RB,
              Series 1990                                      7.88      9/01/2008       14,307

             CONNECTICUT (4.2%)
             Mashantucket (Western) Pequot Tribe RB,
   64,950     Series 1997B(a)                                  5.75      9/01/2027       65,734
    1,500     Series 1999A(a)                                  5.50      9/01/2028        1,502
             State GO,
    5,000     Series 2001D                                     5.13     11/15/2015        5,485
    7,500     Series 2001D                                     5.13     11/15/2016        8,171
    5,900     Series 2002D                                     5.38     11/15/2021        6,412
             Transportation Infrastructure Special
              Tax Obligation RB,
    4,000     Series 2001B (INS)                               5.38     10/01/2015        4,477
    1,000     Series 2002A (INS)                               5.38      7/01/2018        1,105
    1,000     Series 2002A (INS)                               5.38      7/01/2019        1,097

             DISTRICT OF COLUMBIA (2.6%)
             GO,
   15,320     Series 1999A (PRE)(INS)                          5.50      6/01/2029       17,735
   37,580     Series 1999A (INS)                               5.50      6/01/2029       39,484

             FLORIDA (2.7%)
    6,030    Beacon Tradeport Community Development
              RB, Series 2002A (INS)                           5.63      5/01/2032        6,382
             Board of Education Public Education GO,
   15,665     Series 1998E (NBGA)                              5.63      6/01/2025       16,852
    7,000     Series 1998E (NBGA)                              5.63      6/01/2029        7,517
             Collier County School Board COP (MLO),
    5,415     Series 2002 (INS)                                5.38      2/15/2021        5,809
    5,000     Series 2002 (INS)                                5.38      2/15/2022        5,334
   11,175    Miami Limited Ad Valorem Tax Bonds GO,
              Series 2002 (INS)                                5.50      1/01/2021       12,114
    4,000    Orange County Health Facilities Auth. RB,
              Series 2002                                      5.75     12/01/2027        4,118
    3,000    Tampa Bay Water Utility Systems RB,
              Series 2001A (INS)                               5.25     10/01/2019        3,222

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
March 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
             GEORGIA (2.0%)
  $12,000    Fayette County Public Facilities Auth. RB,
              Series 2000 (PRE)                                5.88%     6/01/2028    $  14,165
    8,000    Henry County Water and Sewage Auth. RB,
              Series 2000 (INS)                                5.63      2/01/2030        8,556
             Municipal Electric Auth. RB,
    3,085     Series 2002A (INS)                               5.25     11/01/2021        3,274
    2,000     Series 2002A (INS)                               5.25     11/01/2022        2,110
    5,000    Private Colleges and Univ. Auth. RB,
              Series 1999A                                     5.50     11/01/2025        5,310
   10,000    Savannah Economic Development Auth.
              PCRB, Series 1995                                6.15      3/01/2017       10,737

             HAWAII (0.3%)
    5,725    State GO, Series 2001CV (INS)                     5.00      8/01/2020        5,964

             ILLINOIS (7.6%)
    5,000    Chicago Special Assessment Improvement
              Bonds, Series 2002                               6.75     12/01/2032        5,001
             Chicago-O'Hare International Airport RB,
    3,445     Series 2001B (INS)                               5.13      1/01/2020        3,611
    3,060     Series 2001B (INS)                               5.13      1/01/2021        3,187
             Health Facilities Auth. RB,
    9,960     Series 1985A (Univ. of Chicago)                  5.50      8/01/2020       10,877
   17,775     Series 1992 (Mercy Hospital)                     7.00      1/01/2015        6,434
    7,000     Series 1998 (Centegra Health System)             5.25      9/01/2024        6,667
    5,030     Series 2000 (Riverside Health System)            6.85     11/15/2029        5,435
    8,500     Series 2001B (Edward Hospital) (INS)             5.13      2/15/2025        8,621
             Metropolitan Pier and Exposition Auth. RB,
    8,000     Series 2002A (INS)                               5.50      6/15/2023        8,672
    5,000     Series 2002B 5.50%, 6/15/2012 (INS)              5.50(c)   6/15/2020        3,330
    2,500     Series 2002B 5.55%, 6/15/2012 (INS)              5.55(c)   6/15/2021        1,652
   13,850    Quincy Hospital RB, Series 1993                   6.00     11/15/2018       14,238
             Regional Transportation Auth. GO,
   10,980     Series 1994C (PRE)(INS)                          7.10      6/01/2025       11,957
   23,980     Series 1999 (INS)                                5.75      6/01/2020       28,089
   37,550    Regional Transportation Auth. RB,
              Series 2000A (INS)                               6.50      7/01/2030       47,975
    4,555    State Sales Tax RB, FIRST Series 2001             5.13      6/15/2019        4,811

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
March 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
             INDIANA (3.7%)
             Bond Bank State Revolving Fund RB,
  $10,440     Series 2000A                                     5.50%     8/01/2021    $  11,266
   11,015     Series 2000A                                     5.50      8/01/2022       11,843
   22,590     Series 2000B                                     5.00      8/01/2023       23,138
   21,750    Indianapolis Airport Facility RB,
              Series 1994                                      6.80      4/01/2017       22,863
    7,500    St. Joseph County Hospital Auth. RB,
              Series 2000 (INS)                                5.63      8/15/2033        7,894
    5,000    Transportation Finance Auth. Highway RB
              (MLO), Series 2000                               5.38     12/01/2025        5,216

             IOWA (0.2%)
             Finance Auth. HealthCare RB,
    1,000     Series 2001 (INS)                                5.25      5/15/2021        1,032
    3,495     Series 2001 (INS)                                5.25      5/15/2026        3,568

             KENTUCKY (0.2%)
    5,000    Commonwealth State Property & Buildings
              Commission RB (INS)                              5.38     10/01/2016        5,527

             LOUISIANA (0.2%)
             Gasoline and Fuels Tax RB,
    2,440     Series 2002A (INS)                               5.38      6/01/2020        2,640
    2,245     Series 2002A (INS)                               5.38      6/01/2021        2,413

             MAINE (1.3%)
   27,750    State Turnpike Auth. RB, Series 2000 (INS)        5.75      7/01/2028       30,206

             MASSACHUSETTS (2.8%)
             Commonwealth GO,
    9,350     Series 2002B (PRE)(INS)                          5.50      3/01/2018       10,668
    5,000     Series 2002D (INS)                               5.38      8/01/2022        5,371
   15,055    Commonwealth Special Obligation RB,
              Series 2002A (INS)                               5.38      6/01/2020       16,264
    5,000    Health and Education Facilities Auth. RB,
              Series 2000A (INS)                               5.88     10/01/2029        5,511
    2,500    Municipal Wholesale Electric Co. RB,
              Series 2001A (INS)                               5.25      7/01/2016        2,726
    5,000    Water Pollution Abatement Trust GO,
              Series 6                                         5.25      8/01/2020        5,337
   16,000    Water Resources Auth. RB,
              Series 2000A (INS)                               5.75      8/01/2030       17,569

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
March 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
             MICHIGAN (5.4%)
  $ 7,000    Anchor Bay School District GO,
              Series 2001 (NBGA)                               5.00%     5/01/2021    $   7,242
    9,900    Battle Creek Downtown Development Auth.
              Development Bonds, Series 1994 (PRE)             7.60      5/01/2016       10,778
   13,005    Dickinson County EDC PCRB, Series 1993            5.85     10/01/2018       13,189
             Hospital Finance Auth. RB,
   15,500     Series 1995A (PRE)                               7.50     10/01/2027       17,800
   43,000     Series 1999A (Ascension Hospital) (PRE)          6.13     11/15/2026       51,753
   10,000    Municipal Auth. Clean Water RB,
              Series 1999 (PRE)                                5.50     10/01/2021       11,641
    4,500    Novi School District GO,
              Series 2001 (NBGA)                               5.13      5/01/2022        4,669
    2,875    Wayne Charter County Airport RB,
              Series 2002C (INS)                               5.38     12/01/2018        3,133

             MINNESOTA (2.2%)
   43,340    St. Paul Housing and Redevelopment
              Auth. Hospital RB, Series 1993A                  6.63     11/01/2017       38,396
   14,775    Washington County Housing and
              Redevelopment Auth. RB, Series 1998              5.50     11/15/2027       10,450

             MISSISSIPPI (0.1%)
    2,520    Hospital Equipment and Facilities Auth. RB,
              Series 2000 (INS)                                5.50      1/01/2027        2,642

             MISSOURI (0.5%)
   10,000    Highways and Transportation Commission RB,
              Series 2001A                                     5.00      2/01/2015       10,850

             NEBRASKA (1.2%)
    9,695    Douglas County School District GO,
              Series 2001B                                     5.00     12/15/2021       10,095
    3,665    Lancaster County School District No. 1 GO,
              Series 2002                                      5.25      1/15/2022        3,887
             Platte County Hospital Auth. No. 1 RB,
    4,500     Series 2000 (INS)                                6.10      5/01/2025        4,891
    6,500     Series 2000 (INS)                                6.15      5/01/2030        7,109

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
March 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
             NEVADA (4.6%)
  $19,000    Clark County EDC RB, Series 1999                  5.50%     5/15/2029    $  19,442
   21,000    Clark County GO, Series 2000 (INS)                5.50      7/01/2025       22,199
   11,570    Clark County School District GO,
              Series 2001D (INS)                               5.25      6/15/2019       12,698
   15,650    Humboldt County PCRB, Series 1984                 8.30     12/01/2014       16,803
   14,180    Truckee Meadows Water Auth. RB,
              Series 2001A (INS)                               5.13      7/01/2020       14,871
             Washoe County GO,
    3,505     Series 2001A (INS)                               5.00      7/01/2021        3,616
    5,875     Series 2001A (INS)                               5.00      7/01/2022        6,028
    8,245     Series 2001A (INS)                               5.00      7/01/2023        8,421

             NEW JERSEY (2.6%)
   15,000    Camden County Improvement Auth. RB,
              Series 1997                                      6.00      2/15/2027       13,114
    5,000    Highway Auth. RB, Series 2001 (Garden
              State Parkway) (INS)                             5.25      1/01/2018        5,413
   10,000    Tobacco Settlement Financing Corp. RB             6.75      6/01/2039        9,029
   30,020    Turnpike Auth. RB, Series 2000A                   5.50      1/01/2027       31,829

             NEW YORK (14.8%)
             Dormitory Auth. RB,
   21,500     Series 1996B (Mental Health Services)            6.00      8/15/2016       25,586
    5,010     Series 2000A (Rochester Univ.)
              5.95%, 7/01/2010 (INS)                           5.95(c)   7/01/2020        3,610
    5,690     Series 2000A (Rochester Univ.)
              6.00%, 7/01/2010 (INS)                           6.00(c)   7/01/2022        4,068
    3,210     Series 2000A (Rochester Univ.)
              6.05%, 7/01/2010 (INS)                           6.05(c)   7/01/2024        2,285
    6,310     Series 2000B (State Univ. of New York) (PRE)     5.38      5/15/2018        7,279
    8,655     Series 2000B (State Univ. of New York) (PRE)     5.38      5/15/2019        9,984
    9,120     Series 2000B (State Univ. of New York) (PRE)     5.38      5/15/2020       10,521
   11,900     Series 2000C (Mt. Sinai Hospital)                5.50      7/01/2011       12,117
    1,415     Series 2002B (Columbia Univ.)                    5.38      7/01/2018        1,559
    1,000     Series 2002B (Columbia Univ.)                    5.38      7/01/2019        1,094
    9,000     Series 2002D (School Districts
              Financing Program) (INS)                         5.25     10/01/2023        9,471
   10,910    Dutchess County IDA Civic Facility RB,
              Series 2000                                      5.75      8/01/2030       11,633
             New York City GO,
   22,740     Fiscal 2001 Series A                             5.75      5/15/2030       24,037

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
  $ 8,210     Fiscal 2002 Series B                             5.30%    12/01/2018    $   8,488
    7,500     Fiscal 2002 Series G                             5.88      8/01/2019        8,091
    6,350     Fiscal 2003 Series A                             5.75      8/01/2016        6,841
   10,510     Fiscal 2003 Series I                             5.75      3/01/2019       11,269
   50,000     Series 1995B (PRE)                               7.25      8/15/2019       54,655
    3,385     Series 1997I (PRE)                               6.25      4/15/2027        3,965
    9,680     Series 1997I                                     6.25      4/15/2027       10,634
    8,800     Series 2000A                                     6.00      5/15/2020        9,507
             New York City Municipal Water Finance
              Auth. RB,
   11,000     Series 1999A                                     5.75      6/15/2030       12,141
    4,975     Series 2000B (PRE)                               6.00      6/15/2033        5,944
    3,025     Series 2000B                                     6.00      6/15/2033        3,520
   15,000     Series A                                         5.38      6/15/2018       16,351
    6,850    New York City Transit Auth. MTA COP,
              Series 2000A (INS)                               5.88      1/01/2030        7,724
             New York City Transit Auth. MTA RB,
    5,000     Series 2002A (INS)                               5.50     11/15/2018        5,550
    5,000     Series 2002A (INS)                               5.50     11/15/2019        5,512
             New York City Transitional Finance
              Auth. RB,
    7,000     Fiscal 2001 Series A (PRE)                       5.38      2/15/2022        8,049
    1,770     Series 1999C (PRE)                               5.50      5/01/2025        2,052
    2,230     Series 1999C                                     5.50      5/01/2025        2,389
    5,000     Series 2001A                                     5.75      2/15/2017        5,666
             Thruway Auth. Highway and Bridge Trust
              Fund Bonds,
   11,000     Series 2002A (INS)                               5.25      4/01/2020       11,718
    4,000     Series A (INS)(b)                                5.25      4/01/2019        4,322
    4,000    Thruway Auth. RB, Series 2002B (INS)              5.38      4/01/2018        4,363

             NORTH CAROLINA (0.8%)
             Charlotte Water and Sewer Systems RB,
    7,815     Series 2001                                      5.00      6/01/2020        8,246
    4,265     Series 2001                                      5.00      6/01/2021        4,471
    4,000    Wake County Industrial Facilities PCRB,
              Series 2002                                      5.38      2/01/2017        4,275

             NORTH DAKOTA (0.3%)
    7,250    Fargo Health System RB,
              Series 2000A (INS)                               5.63      6/01/2031        7,652

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
             OHIO (0.4%)
  $ 2,000    Franklin County Health Care Facilities RB,
              Series 2002A (INS)                               5.13%     7/01/2022    $   2,038
    7,325    Lorain County Health Care Facilities RB,
              Series 1998A                                     5.25      2/01/2021        6,614

             OKLAHOMA (0.4%)
    9,000    Norman Regional Hospital Auth. RB,
              Series 2002 (INS)                                5.50      9/01/2023        9,485

             PENNSYLVANIA (0.8%)
             Commonwealth GO,
   10,000     1st Series 2002                                  5.25      2/01/2019       10,756
    7,000     2nd Series 2001                                  5.00      9/15/2017        7,519

             RHODE ISLAND (1.2%)
   25,000    Housing and Mortgage Finance Corp. SFH RB,
              Series 15-A                                      6.85     10/01/2024       25,914

             SOUTH CAROLINA (3.4%)
    4,645    Educational Facilities Auth. RB,
              Series 2002 (Benedict College) (INS)             5.75      7/01/2017        5,136
    5,000    Georgetown County Environmental
              Improvement RB, Series 2002A                     5.70      4/01/2014        5,276
             Jobs Economic Development Auth. RB,
    2,300     Series 2001 (Georgetown Memorial
              Hospital) (INS)                                  5.25      2/01/2021        2,371
    3,750     Series 2001 (Georgetown Memorial
              Hospital) (INS)                                  5.38      2/01/2026        3,861
   30,000     Series 2002A (Bon Secours Health System)         6.00     11/15/2026       31,164
             Lexington County Health Services
              District, Inc. RB,
   12,000     Series 2002                                      5.50     11/01/2023       12,216
    8,000     Series 2002                                      5.75     11/01/2028        8,259
    8,000    Transportation Infrastructure Bank RB,
              Series 1999A (INS)                               5.25     10/01/2021        8,433

             TENNESSEE (0.7%)
   15,000    Shelby County Health, Educational and
              Housing Facility RB, Series 2002
              (Methodist Healthcare)                           6.38      9/01/2019       16,250

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
             TEXAS (16.3%)
  $ 4,130    Aldine ISD GO, Series 2001 (NBGA)                 5.00%     2/15/2022    $   4,231
    4,600    Austin Electric Utility System RB,
              Series 2003 (INS)                                5.25     11/15/2022        4,842
    5,000    Austin Higher Education Auth. RB,
              Series 1998                                      5.25      8/01/2023        4,884
             Austin Public Improvements GO,
    6,255     Series 2001                                      5.13      9/01/2019        6,614
    6,585     Series 2001                                      5.13      9/01/2020        6,925
    6,930     Series 2001                                      5.13      9/01/2021        7,249
   19,500    Bell County Health Facilities
              Development Corp. RB, Series 1989 (ETM)          6.50      7/01/2019       24,491
             Comal County Health Facilities
              Development Corp. RB,
    4,000     Series 2002A (McKenna Memorial Hospital
              Project)                                         6.13      2/01/2022        4,054
    2,350     Series 2002A (McKenna Memorial Hospital
              Project)                                         6.25      2/01/2032        2,366
             Cypress-Fairbanks ISD GO,
    3,595     Series 2001 (NBGA)                               5.25      2/15/2016        3,921
    8,500     Series 2001 (NBGA)                               5.25      2/15/2017        9,204
   10,515    Dallas Area Rapid Transit Senior Lien RB,
              Series 2001 (INS)                                5.00     12/01/2019       11,007
    7,500    Dallas ISD GO, Series 2002 (NBGA)                 5.50      2/15/2016        8,383
    7,210    Duncanville ISD GO, Series 2001B,
              5.625%, 8/15/2003 (NBGA)                         5.63(c)   2/15/2024        7,613
   10,420    Edinburg Consolidated ISD GO,
              Series 2000 (NBGA)                               5.50      2/15/2030       10,926
    4,750    Fort Bend ISD GO, Series 1999 (NBGA)              5.38      2/15/2024        4,965
    5,560    Harris County Health Facilities RB,
              Series 1992 (PRE)                                7.13      6/01/2015        5,945
   19,700    Harris County IDC RB, Series 1992                 6.95      2/01/2022       20,281
    6,000    Houston Water and Sewer Systems RB,
              Series 2002A (INS)                               5.25     12/01/2023        6,285
             Keller Higher Education Facilities Corp. RB,
    2,645     Series 2001A (INS)                               5.25      6/01/2021        2,759
    2,350     Series 2001A (INS)                               5.25      6/01/2026        2,404
             Lubbock County GO,
    4,865     Series 2003 (INS)                                5.38      2/15/2018        5,341
    5,125     Series 2003 (INS)                                5.38      2/15/2019        5,584

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
             Midlothian Development Auth. Tax
              Increment Contract RB,
  $ 7,870     Series 1999                                      6.70%    11/15/2023    $   8,014
   14,000     Series 2001                                      7.88     11/15/2021       15,501
   10,000    North Central Health Facilities
              Development Corp. RB, Series 2002 (INS)          5.25      8/15/2022       10,384
    6,780    Northside ISD GO, Series 2001 (NBGA)              5.13      2/15/2022        7,002
   13,500    Port of Corpus Christi IDC PCRB, Series 1997A     5.45      4/01/2027       12,518
    4,060    San Antonio Electric and Gas System RB,
              Series 2002                                      5.38      2/01/2020        4,361
    4,000    San Antonio General Improvement GO,
              Series 2001                                      5.25      2/01/2017        4,304
             Spring Branch ISD GO,
    3,195     Series 2001 (NBGA)                               5.13      2/01/2019        3,355
   10,160     Series 2001 (NBGA)                               5.13      2/01/2022       10,491
    4,750    Spring ISD GO, Series 2001 (NBGA)                 5.00      8/15/2022        4,872
    4,435    Texas A&M Univ. Board of Regents RB,
              Series 2001B                                     5.00      5/15/2021        4,586
    6,420    Travis County Health Facilities
              Development Corp. RB,
              Series 1999A (PRE)(INS)                          5.88     11/15/2024        7,609
             Tyler Health Facilities Development
              Corp. Hospital RB,
    3,700     Series 1993A (E. Texas Medical Center)           6.75     11/01/2025        3,563
   10,300     Series 1993B (E. Texas Medical Center)           6.75     11/01/2025        9,919
    7,350     Series 2001 (Mother Frances Hospital)            6.00      7/01/2027        7,424
             Univ. of Texas Board of Regents RB,
    5,000     Series 2001B                                     5.38      8/15/2017        5,472
    9,500     Series 2001B                                     5.38      8/15/2019       10,263
   19,985     Series 2002B                                     5.25      7/01/2019       21,454
    2,500     Series 2003B                                     5.25      8/15/2020        2,687
   24,280    Veterans' Land Board RB, Series 2002,
              6.25%, 8/01/2005                                 6.43(c)   8/01/2035       23,177
    7,500    Water Development Board Senior Lien RB,
              Series 1997B                                     5.00      7/15/2019        7,787
    7,420    Weatherford ISD GO, Series 2001 (NBGA)            5.45      2/15/2030        7,837
    3,000    Wichita Falls Water and Sewer Systems RB,
              Series 2001 (INS)                                5.38      8/01/2024        3,143

             UTAH (0.9%)
    5,000    Intermountain Power Agency RB,
              Series 2003A (INS)(b)                            5.00      7/01/2021        5,189

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                       COUPON       FINAL       MARKET
   AMOUNT    SECURITY                                             RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------------------
  $ 7,150    Nebo School District GO, Series 2000
              (PRE)(NBGA)                                        5.50%   7/01/2020   $    8,221
             Univ. of Utah Hospital RB,
    3,595     Series 2001 (INS)                                  5.00    8/01/2019        3,737
    3,780     Series 2001 (INS)                                  5.00    8/01/2020        3,909

             VIRGINIA (1.0%)
   21,950    Peninsula Ports Auth. RB, Series 1992 (NBGA)        7.38    6/01/2020       22,424

             WASHINGTON (1.9%)
    7,665    Health Care Facilities Auth. RB,
              Series 2001A (INS)                                 5.25   10/01/2021        7,950
    5,000    Housing Finance Commission RB,
              Series 1999 (INS)                                  6.00    7/01/2029        5,476
   12,295    King County Hospital District No. 1 GO,
              Series 2001 (INS)                                  5.00   12/01/2021       12,700
             Snohomish County GO,
    9,830     Series 2001 (INS)                                  5.13   12/01/2021       10,271
    6,760     Series 2001 (INS)                                  5.13   12/01/2022        7,019

             WISCONSIN (0.9%)
             Health and Education Facilities Auth. RB,
      910     Series 2001 (Agnesian Healthcare, Inc.)            5.65    7/01/2013          975
      715     Series 2001 (Agnesian Healthcare, Inc.)            5.75    7/01/2014          765
    1,000     Series 2001 (Agnesian Healthcare, Inc.)            6.00    7/01/2021        1,045
    1,000     Series 2001 (Agnesian Healthcare, Inc.)            6.00    7/01/2030        1,029
    7,250     Series 2001 (Froedtert & Community Health)         5.38   10/01/2021        7,396
    8,000    Univ. of Wisconsin Hospitals and Clinics Auth. RB,
              Series 2000 (INS)                                  6.20    4/01/2029        9,107
                                                                                      ---------
             Total fixed-rate instruments (cost: $2,002,398)                          2,134,851
                                                                                      ---------
             PUT BONDS (1.5%)

             DISTRICT OF COLUMBIA (0.9%)
             MedStar Univ. Hospital RB,
   15,000     Series 2001B                                       6.63    8/15/2031       15,656
    3,500     Series 2001C                                       6.80    8/15/2031        3,708

             FLORIDA (0.1%)
    2,000    Duval County Housing Finance Auth. MFH RB,
              Series 1995 (NBGA)                                 6.75    4/01/2025        2,094

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                     COUPON        FINAL        MARKET
   AMOUNT    SECURITY                                           RATE     MATURITY         VALUE
-----------------------------------------------------------------------------------------------
             MICHIGAN (0.3%)
   $5,500    Strategic Fund PCRB, Series 1995CC
              (Detroit Edison Co.) (INS)                       4.85%     9/01/2030    $   5,982

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (Avista
              Corp. Colstrip Project) (INS)                    5.00     10/01/2032        5,472
                                                                                      ---------
             Total put bonds (cost: $31,227)                                             32,912
                                                                                      ---------
             VARIABLE-RATE DEMAND NOTES (2.6%)

             ALABAMA (0.1%)
    3,190    West Jefferson IDB PCRB, Series 1998              1.20      6/01/2028        3,190

             FLORIDA (0.1%)
    3,000    Putnam County Development Auth. PCRB,
              Series 1994                                      1.15      9/01/2024        3,000

             GEORGIA (0.2%)
    4,500    Clayton County Development Auth. RB,
              Series 2000A (LOC)                               2.85      6/01/2029        4,500

             MINNESOTA (0.0%)(d)
      950    Higher Education Facilities Auth. RB,
              Series Five-M2 (St. Olaf College) (LOC)          1.15     10/01/2020          950

             MISSISSIPPI (0.1%)
    2,400    Jackson County Port Facility RB, Series 1993      1.15      6/01/2023        2,400

             NEW YORK (1.1%)
    1,800    Dormitory Auth. RB, Series 1993 (Oxford
              Univ. Press) (LOC)                               1.15      7/01/2023        1,800
             Long Island Power Auth. RB,
    2,100     Series 1B (LOC)                                  1.20      5/01/2033        2,100
    2,200     Series 2-2B (LOC)                                1.15      5/01/2033        2,200
    4,400     Series 3B (LOC)                                  1.15      5/01/2033        4,400
    4,400    New York City GO, Series 1994A-4 (LOC)            1.15      8/01/2023        4,400
    3,800    New York City Housing Development Corp.
              MFH RB, Series 1993A (LOC)                       1.15      1/01/2023        3,800

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                     COUPON         FINAL       MARKET
   AMOUNT    SECURITY                                           RATE      MATURITY        VALUE
-----------------------------------------------------------------------------------------------
   $5,850    New York City Transitional Finance Auth. RB,
              Series 2003-3F (LIQ)                             1.20%    11/01/2022   $    5,850

             TEXAS (0.1%)
    1,800    Harris County Health Facilities
              Development Corp. RB, Series 2002                1.20     12/01/2032        1,800

             VIRGINIA (0.1%)
    1,400    Loudoun County IDA RB, Series 2003C               1.15      2/15/2038        1,400

             WYOMING (0.8%)
    6,100    Platte County RB, Series 1984A (NBGA)             1.20      7/01/2014        6,100
             Sweetwater County PCRB,
    5,000     Series 1990A (LOC)                               2.15      7/01/2015        5,000
    6,135     Series 1992A                                     2.85      4/01/2005        6,135
                                                                                     ----------
             Total variable-rate demand notes (cost: $59,025)                            59,025
                                                                                     ----------

             TOTAL INVESTMENTS (COST: $2,092,650)                                    $2,226,788
                                                                                     ==========

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

PORTFOLIO SUMMARY BY CONCENTRATION (% OF NET ASSETS)
--------------------------------------------------------------------------------

General Obligation                                                         19.7%
Hospital                                                                   17.2
Escrowed/Prerefunded Bonds                                                 13.1
Special Assessment/Tax/Fee                                                  9.7
Water/Sewer Utility                                                         7.2
Education                                                                   5.4
Toll Roads                                                                  4.4
Casinos & Gaming                                                            3.0
Paper Products                                                              2.1
Electric Utilities                                                          2.0
Nursing/CCRC                                                                1.8
Electric/Gas Utility                                                        1.7
Appropriated Debt                                                           1.5
Airport/Port                                                                1.4
Health Miscellaneous                                                        1.2
Sales Tax                                                                   1.2
Single-Family Housing                                                       1.2
Air Freight & Logistics                                                     1.0
Real Estate Tax/Fee                                                         1.0
Other                                                                       3.3
                                                                          -----
Total                                                                      99.1%
                                                                          =====

PORTFOLIO SUMMARY BY STATE (% OF NET ASSETS)
--------------------------------------------------------------------------------

Alabama                                   3.6%
Alaska                                    0.2
Arizona                                   0.4
California                                0.3
Colorado                                  2.4
Connecticut                               4.2
District of Columbia                      3.5
Florida                                   2.9
Georgia                                   2.2
Hawaii                                    0.3
Illinois                                  7.6
Indiana                                   3.7
Iowa                                      0.2
Kentucky                                  0.2
Louisiana                                 0.2
Maine                                     1.3
Massachusetts                             2.8
Michigan                                  5.7
Minnesota                                 2.2
Mississippi                               0.2
Missouri                                  0.5
Montana                                   0.2
Nebraska                                  1.2
Nevada                                    4.6
New Jersey                                2.6
New York                                 15.9
North Carolina                            0.8
North Dakota                              0.3
Ohio                                      0.4
Oklahoma                                  0.4
Pennsylvania                              0.8
Rhode Island                              1.2
South Carolina                            3.4
Tennessee                                 0.7
Texas                                    16.4
Utah                                      0.9
Virginia                                  1.1
Washington                                1.9
Wisconsin                                 0.9
Wyoming                                   0.8
                                        -----
Total                                    99.1%
                                        =====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security. Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Directors.

          (b) At March 31, 2003, the cost of securities purchased on a when-issued basis was $9,538,000.

          (c) Stepped coupon security. Represents securities that remain zero-coupon securities until a predetermined date and coupon rate as specified in the security description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

          (d) Represents less than 0.1% of net assets.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA LONG-TERM FUND
MARCH 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $2,092,650)   $2,226,788
   Cash                                                                                985
   Receivables:
      Capital shares sold                                                              390
      Interest                                                                      31,382
      Securities sold                                                                5,333
                                                                                ----------
         Total assets                                                            2,264,878
                                                                                ----------
LIABILITIES

   Securities purchased (when-issued securities of $9,538)                          14,968
   Capital shares redeemed                                                             426
   USAA Investment Management Company                                                  744
   USAA Transfer Agency Company                                                         71
   Accounts payable and accrued expenses                                                29
   Dividends on capital shares                                                       2,552
                                                                                ----------
         Total liabilities                                                          18,790
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,246,088
                                                                                ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                              $2,120,722
   Accumulated net realized loss on investments                                     (8,772)
   Net unrealized appreciation of investments                                      134,138
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,246,088
                                                                                ==========
   Capital shares outstanding                                                      162,394
                                                                                ==========
   Authorized shares of $.01 par value                                             290,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    13.83
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA LONG-TERM FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME

   Interest income                                                                $119,151
                                                                                  --------
   Expenses:
      Management fees                                                                6,966
      Administrative and servicing fees                                              3,289
      Transfer agent's fees                                                            875
      Custodian's fees                                                                 369
      Postage                                                                           64
      Shareholder reporting fees                                                        92
      Directors' fees                                                                    4
      Registration fees                                                                 37
      Professional fees                                                                 63
      Other                                                                             13
                                                                                  --------
         Total expenses                                                             11,772
      Expenses paid indirectly                                                         (36)
                                                                                  --------
         Net expenses                                                               11,736
                                                                                  --------
            Net investment income                                                  107,415
                                                                                  --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                                 2,268
   Change in net unrealized appreciation/depreciation                              112,774
                                                                                  --------
            Net realized and unrealized gain                                       115,042
                                                                                  --------
   Increase in net assets resulting from operations                               $222,457
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================-----------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA LONG-TERM FUND
YEARS ENDED MARCH 31,



FROM OPERATIONS                                               2003           2002
                                                           -------------------------

   Net investment income                                   $  107,415     $  111,433
   Net realized gain (loss) on investments                      2,268           (536)
   Change in net unrealized appreciation/depreciation
      of investments                                          112,774        (44,442)
                                                           -------------------------
      Increase in net assets resulting from operations        222,457         66,455
                                                           -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                     (107,415)      (111,433)
                                                           -------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                  226,909        365,731
   Dividend reinvestments                                      74,171         76,501
   Cost of shares redeemed                                   (262,608)      (403,664)
                                                           -------------------------
      Increase in net assets from capital share
         transactions                                          38,472         38,568
                                                           -------------------------
   Net increase (decrease) in net assets                      153,514         (6,410)

NET ASSETS

   Beginning of period                                      2,092,574      2,098,984
                                                           -------------------------
   End of period                                           $2,246,088     $2,092,574
                                                           =========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                 16,740         27,488
   Shares issued for dividends reinvested                       5,450          5,739
   Shares redeemed                                            (19,361)       (30,233)
                                                           -------------------------
      Increase in shares outstanding                            2,829          2,994
                                                           =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA LONG-TERM FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

        USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Long-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

          A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).
             Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

          D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2003, net outstanding when-issued commitments for the Fund were $9,538,000.

          E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $36,000.

          F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

        The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

        Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

        The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

        The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

        with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

        The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                        2003               2002
                                                -------------------------------
        Tax-exempt income                       $107,415,000       $111,433,000

        As of March 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

        Undistributed net investment income                       $  2,552,000
        Accumulated capital and other losses                        (8,772,000)
        Unrealized appreciation                                    134,138,000

        Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers for federal income tax purposes of $8,772,000, which will expire between 2004 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

        Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2003, were $624,771,000 and $620,603,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

        The cost of securities at March 31, 2003, for federal income tax purposes, was $2,092,650,000.

        Gross unrealized appreciation and depreciation of investments as of March 31, 2003, for federal income tax purposes, were $158,300,000 and $24,162,000, respectively, resulting in net unrealized appreciation of $134,138,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

             The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

             The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

             which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------------
+/-0.20% to 0.50%                     +/-0.04%
+/-0.51% to 1.00%                     +/-0.05%
+/-1.01% and greater                  +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

             For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $6,966,000, which included a performance fee of $825,000.

          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $3,289,000.

          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $875,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

          D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

        Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITIES TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

        During the year ended March 31, 2003, in accordance with affiliated transactions procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred.

                                                                          NET REALIZED
                                                              COST TO      GAIN (LOSS)
      SELLER                          PURCHASER              PURCHASER      TO SELLER
--------------------------------------------------------------------------------------
USAA Long-Term Fund            USAA California Bond Fund    $19,342,000    $  827,000
USAA Long-Term Fund            USAA Virginia Bond Fund       14,288,000       831,000
USAA Long-Term Fund            USAA Florida Tax-Free
                                 Income Fund                 23,358,000       585,000
USAA California Bond Fund      USAA Long-Term Fund           14,049,000      (641,000)
USAA Florida Tax-Free
  Income Fund                  USAA Long-Term Fund            4,359,000        86,000
USAA Growth and Tax
  Strategy Fund                USAA Long-Term Fund            2,079,000        96,000
USAA Intermediate-Term Fund    USAA Long-Term Fund           10,898,000       491,000

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MARCH 31,
                                                ---------------------------------------------------------------------------
                                                      2003             2002             2001           2000            1999
                                                ---------------------------------------------------------------------------
Net asset value at beginning of period          $    13.11       $    13.41       $    12.75     $    13.92      $    14.00
                                                ---------------------------------------------------------------------------
Income (loss) from investment operations:
          Net investment income                        .66              .70              .74            .76             .76
          Net realized and unrealized
             gain (loss)                               .72             (.30)             .66          (1.17)           (.08)
                                                ---------------------------------------------------------------------------
Total from investment operations                      1.38              .40             1.40           (.41)            .68
                                                ---------------------------------------------------------------------------
Less distributions:
          From net investment income                  (.66)            (.70)            (.74)          (.76)           (.76)
                                                ---------------------------------------------------------------------------
Net asset value at end of period                $    13.83       $    13.11       $    13.41     $     12.75     $    13.92
                                                ===========================================================================
Total return (%)*                                    10.76             3.03            11.35           (2.95)          4.98
Net assets at end of period (000)               $2,246,088       $2,092,574       $2,098,984     $ 1,935,892     $2,168,242
Ratio of expenses to average
      net assets (%)**                                 .54(a)           .46(a)           .36             .36            .36
Ratio of net investment income to
      average net assets (%)**                        4.90             5.25             5.72            5.77           5.44
Portfolio turnover (%)                               29.11            39.84            46.62           29.04          29.56

  * Assumes reinvestment of all dividend income distributions during the period.
 ** For the year ended March 31, 2003, average net assets were $2,193,631,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                         -            (.01%)             N/A            N/A             N/A

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
MARCH 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

        On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on March 19, 1982. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

42

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

          * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

          ROBERT G. DAVIS(2)
          Director and Chairman of the Board of Directors
          Born: November 1946
          Year of Election or Appointment: 1996

          Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

          CHRISTOPHER W. CLAUS(2)
          Director, President, and Vice Chairman of the Board of Directors
          Born: December 1960
          Year of Election or Appointment: 2001

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN(3,4,5,6)
          Director
          Born: June 1945
          Year of Election or Appointment: 1994

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          ROBERT L. MASON, PH.D.(3,4,5,6)
          Director
          Born: July 1946
          Year of Election or Appointment: 1997

          Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          MICHAEL F. REIMHERR(3,4,5,6)
          Director
          Born: August 1945
          Year of Election or Appointment: 2000

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          LAURA T. STARKS, PH.D.(3,4,5,6)
          Director
          Born: February 1950
          Year of Election or Appointment: 2000

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          RICHARD A. ZUCKER(2,3,4,5,6)
          Director
          Born: July 1943
          Year of Election or Appointment: 1992

          Vice President, Beldon Roofing and Remodeling (7/85-present).
          Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          (2) MEMBER OF EXECUTIVE COMMITTEE

          (3) MEMBER OF AUDIT COMMITTEE

          (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

          (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

          (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

          CLIFFORD A. GLADSON
          Vice President
          Born: November 1950
          Year of Appointment: 2002

          Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          STUART WESTER
          Vice President
          Born: June 1947
          Year of Appointment: 2002

          Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99).
          Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          MARK S. HOWARD
          Secretary
          Born: October 1963
          Year of Appointment: 2002

          Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00).
          Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

          EILEEN M. SMILEY
          Assistant Secretary
          Born: November 1959
          Year of Appointment: 2003

          Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

          DAVID M. HOLMES
          Treasurer
          Born: June 1960
          Year of Appointment: 2001

          Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Born: November 1960
          Year of Appointment: 2000

          Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

          (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
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           DIRECTORS          Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

      ADMINISTRATOR,          USAA Investment Management Company
 INVESTMENT ADVISER,          P. O. Box 659453
        UNDERWRITER,          San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT          USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN          State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

INDEPENDENT AUDITORS          Ernst & Young LLP
                              100 West Houston St., Suite 1900
                              San Antonio, Texas 78205

           TELEPHONE          Call toll free - Central time
    ASSISTANCE HOURS          Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL          1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT          For account servicing, exchanges,
        MUTUAL FUNDS          or redemptions
                              1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL          24-hour service (from any phone)
   FUND PRICE QUOTES          1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND          (from touch-tone phones only)
   USAA TOUCHLINE(R)          For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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